Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number
of Shares		Fair Value
	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 76.6%
	DEBT - 4.6%
-	PDOFQ2 22 Livingston Side Car, LLC, 11.47%, (1-Month Term SOFR + 7.60%)[1,7]	$3,000,000
		3,000,000

	LLC INTERESTS - 13.6%
-	3985 N Stone Ave, LLC[1,7]	-
-	Baywoods Road Owner, LLC[1,6,7]	2,365,616
-	Cook MHP Owner, LLC[1,6]	660,544
-	Excelsior Sandy Springs CIV, LLC[1,6,7]	548,709
-	Excelsior Stephenson Medical CIV, LLC[1,6,7]	752,555
-	GMF Granite Manager, LLC[1,6]	632,118
-	Old Courthouse Owner, LLC[1,6,7]	1,660,386
38	Riparian Baltimore SFR Investors I, LLC - Class A-2 [1,6,8]	23,972
-	Riverwalk Acquisitions, LLC[1,6,7]	2,113,302
		8,757,202

	MEZZANINE DEBT - 20.0%
-	E 79th Street Mess Select, LP, 13.87%, (1-Month Term SOFR + 10.00%), 10/31/2026[1]	4,377,500
-	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1]	1,521,000
-	QFP Rockwell Mezz, 12.25%, 12/6/2030[1]	5,000,000
-	Riparian Housing Investors I, LLC, 15.00%[1]	2,000,000
		12,898,500

	PREFERRED EQUITY - 38.4%
-	80-90 Central Venture, LLC[1,6,7]	3,005,000
4,000,000	Beacon Partners Fund II, LP - Preferred [1]	4,022,658
-	Buchanan Mortgage Fund, LLC[1,6]	3,000,000
-	Detroit Portfolio Class A, LLC[1,6,7]	1,941,000
-	FC Starcast SA Investors, LLC - Class A Mezz [1,6,7]	2,000,000
-	NW Houston, LLC - Class A Mezz[1,7]	984,000
-	RC CID Investors, LLC, [1,6,7]	2,206,000
-	Rhino 20 Ledin Investors, LLC - Preferred Member [1,6,7]	1,812,000
1,500	Riparian Baltimore SFR Investors I, LLC - Class C [6]	1,991,000
-	River Mill Self Storage, LLC - Class B [1,6,7]	1,800,000
-	SP 1001 Music Row Investors, LLC[1,6,7]	2,000,000
		24,761,658

	SPONSOR PROFITS INTEREST - 0.0%
-	Premier Lexington Park, LLC - Class B1,6	-

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $50,792,607)	49,417,360

	PRIVATE REAL ESTATE INVESTMENT FUNDS - 31.2%
2,847	CBRE U.S. Credit Partners, LP4	2,846,309
-	CMMPT-2, LP1,4	756,364
-	Goodman Capital Liquid Strategy Fund I, LLC[1,3]	5,634,887
2,984	Heitman Core Real Estate Income Trust[4]	1,053,527
-	Infinity Re Impact III, LP1,4	4,065,936
-	Kayne Anderson Real Estate Debt IV, LP1,4	866,258
98,001	Peachtree SSC Mortgage REIT, LLC[4]	1,368,923
76,190	Sandpiper Lodging Trust - Class A - Common[3]	921,948
-	Stonehill Strat Hotel Credit Opportunity Fund[1,4]	300,654
2,533	TCM CRE Credit Fund, LP4	2,323,926
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $19,744,826)	20,138,732

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number
of Shares		Fair Value
	PREFERRED STOCKS - 1.9%
	ENERGY, INFRASTRUCTURE & UTILITIES - 1.2%
4,700	Brookfield Infrastructure Partners, 5.125%[5]	$78,725
4,450	CMS Energy Corp., 4.20%[5]	77,653
4,250	DTE Energy Co., 4.375%[5]	72,973
5,100	Duke Energy Corp., 5.750%[5]	127,347
3,600	Entergy Arkansas, LLC, 4.875[5]	74,520
5,500	NextEra Energy Capital Holdings, Inc., 5.650%[5]	130,955
4,600	Sempra Energy, 5.750%[5]	101,706
2,300	Southern Co/The, 5.25%[5]	49,703
3,754	Southern Co/The, 4.200%[5]	66,596
		780,178

	REAL ESTATE - 0.7%
3,500	Agree Realty Corp., 4.250%[5]	59,920
2,500	American Homes 4 Rent, 5.875%[5]	57,725
3,800	Digital Realty Trust, Inc., 5.200%[5]	77,786
2,500	Federal Realty Investment Trust, 5.000%[5]	50,250
2,500	Kimco Realty Corp., 5.125%[5]	50,500
800	Mid-America Apartment Communities, Inc., 8.500%	42,800
4,700	Public Storage, 3.900%[5]	73,555
300	Regency Centers Corp., 6.25%[5]	7,068
2,500	Rexford Industrial Realty, Inc., 5.625%[5]	53,550
		473,154

	TOTAL PREFERRED STOCKS
	(Cost $1,290,875)	1,253,332

Number
of Contracts		Fair Value
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS - 0.2%
	Select Sector SPDR*
3,000	Exercise Price: $50.00, Notional Amount: $15,000,000, Expiration Date: January 15, 2027	$105,000
	TOTAL CALL OPTIONS
	(Cost $189,842)	105,000

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $189,842)	105,000

Number
of Shares		Value
	SHORT-TERM INVESTMENTS - 0.4%
239,420	JPMorgan U.S. Government Money Market Fund - Premier Class, 3.37% [2,5]	239,420
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $239,420)

	TOTAL INVESTMENTS - 110.3% (cost $72,257,570)	71,153,844
	Liabilities in Excess of Other Assets - (10.3%)	(6,660,146)
	TOTAL NET ASSETS - 100.0%	$64,493,698

*	Non-Income Producing
[1]	Investment does not issue or provide shares.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Represents the fair value as determined by the Fund's Board of Trustees (the "Board"), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $55,974,195 or 86.8% of net assets, were fair valued under the Fund's valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of December 31, 2025.
[4]	These investments are fair valued at the net asset value as practical expedient in accordance with the Fund's valuation policies.
[5]	All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $1,276,347 which represents 2.0% of total net assets of the Fund.
[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.
[7]	Affiliated company.
[8]	Investment was received for investing in Riparian Housing Investors I, LLC - Class B-2 (preferred equity), but is in a separate share class (equity - Class A-2 shares).

Thirdline Real Estate Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Percent of Total
Security Type	Net Assets
Private Direct Real Estate Invesmtents	76.6%
Private Real Estate Investment Funds	31.2%
Preferred Stocks
Energy, Infrastructure & Utilities	1.2%
Real Estate	0.7%
Purchased Options Contracts	0.2%
Short-Term Investments	0.4%
Total Investments	110.3%
Liabilities in Excess of Other Assets	(10.3)%
Total Net Assets	100.0%

Thirdline Real Estate Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets

3985 N Stone Ave, LLC	Not Permitted	N/A	$-	$2,000,000	$-	7/20/2022	0.0%
80-90 Central Venture, LLC	Not Permitted	N/A	-	3,000,000	3,005,000	5/27/2025	4.7%
Baywoods Road Owner, LLC	Not Permitted	N/A	-	2,000,000	2,365,616	5/10/2022	3.7%
Beacon Partners Fund II, LP REIT [d]	Not Permitted	N/A	-	4,000,000	4,022,658	11/30/2021	6.2%
Buchanan Mortgage Fund, LLC	Not Permitted	N/A	-	3,000,000	3,000,000	9/30/2024	4.7%
CBRE U.S. Credit Partners LP	Quarterly	60 Days	-	3,000,000	2,846,309	7/7/2022	4.4%
CMMPT-2, LP [d,f]	Quarterly	90 Days	-	825,606	756,364	4/18/2022	1.2%
Cook MHP Owner, LLC	Not Permitted	N/A	-	794,871	660,544	4/8/2022	1.0%
Detroit Portfolio Class A, LLC	Not Permitted	N/A	-	2,500,000	1,941,000	10/5/2022	3.0%
E 79th Street Mess Select LP	Not Permitted	N/A	772,500	4,377,500	4,377,500	10/27/2022	6.8%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	-	575,000	548,709	2/17/2022	0.9%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	-	650,000	752,555	10/6/2021	1.2%
FC Starcast SA Investors, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	12/7/2022	3.1%
GMF Granite Manager, LLC	Not Permitted	N/A	-	353,010	632,118	4/1/2022	1.0%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	-	5,580,000	5,634,887	4/14/2022	8.7%
Heitman Core Real Estate Income Trust [d,e]	Quarterly	90 Days	-	1,628,363	1,053,527	4/4/2022	1.6%
Infinity Re Impact III, LP [d]	Not Permitted	N/A	-	3,000,000	4,065,936	6/10/2022	6.3%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	451,169	883,512	866,258	11/1/2021	1.3%
NW Houston, LLC	Not Permitted	N/A	-	1,035,000	984,000	7/21/2022	1.5%
Old Courthouse Owner, LLC	Not Permitted	N/A	-	1,207,226	1,660,386	2/8/2022	2.6%
PDOFQ2 22 Livingston Side Car, LLC	Not Permitted	N/A	-	3,000,000	3,000,000	9/28/2022	4.7%
Peachtree SSC Mortgage REIT, LLC [d,g]	No Restrictions	None	-	1,376,539	1,368,923	5/18/2022	2.1%
Premier Lexington Park, LLC	Not Permitted	N/A	-	1,500,000	1,521,000	3/31/2022	2.4%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	-	-	-	3/31/2022	0.0%
QFP Rockwell Mezz	Not Permitted	N/A	-	5,000,000	5,000,000	11/25/2025	7.8%
RC CID Investors, LLC	Not Permitted	N/A	-	2,200,000	2,206,000	6/20/2025	3.4%
Rhino 20 Ledin Investors, LLC	Not Permitted	N/A	-	1,800,000	1,812,000	1/4/2024	2.8%
Riparian Baltimore SFR Investors I, LLC	Not Permitted	N/A	-	2,000,000	1,991,000	7/7/2023	3.1%
Riparian Baltimore SFR Investors I, LLC - A-2 Shares	Not Permitted	N/A	-	-	23,972	7/7/2023	0.0%
Riparian Housing Investors I, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	1/25/2024	3.1%
River Mill Self Storage, LLC	Not Permitted	N/A	200,000	1,800,000	1,800,000	12/22/2022	2.8%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	-	2,000,000	2,113,302	6/14/2022	3.3%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	-	800,000	921,948	9/30/2021	1.4%
SP 1001 Music Row Investors, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	7/16/2024	3.1%
Stonehill Strat Hotel Credit Opportunity Fund[d]	Not Permitted	N/A	-	257,881	300,654	8/18/2023	0.5%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	-	2,392,925	2,323,926	10/1/2021	3.6%
Totals			$1,423,669	$70,537,433	$69,556,092		107.8%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.
[c]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.
[d]	The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.
[e]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.
[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.
[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.

Fund/Security Description	Value Beginning of Period	Purchases	Reductions	Return of Capital	Net Realized Gain (Loss)	Change in Yield Balance[3]	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Received[4]	Interest Income[4]
3985 N Stone Ave, LLC	$717,000	$-	$-	$-	$(717,000)	$-	$0	$0	$-	$(103,562)
80-90 Central Venture, LLC[2]	$-	3,000,000	-	-	-	-	5,000	3,005,000	-	339,287
Baywoods Road Owner, LLC [1]	$2,335,000	-	-	-	-	35,616	(5,000)	2,365,616	75,448	-
Detroit Portfolio Class A, LLC	$2,337,000	-	-	-	-	-	(396,000)	1,941,000	-	(255,769)
Excelsior Sandy Springs CIV, LLC	$548,709	-	-	-	-	-	-	548,709	10,062	-
Excelsior Stephenson Medical CIV, LLC	$751,932	-	-	-	-	623	-	752,555	11,375	-
FC Starcast SA Investors, LLC	$2,000,000	-	-	-	-	-	-	2,000,000	-	150,685
NW Houston, LLC	$958,000	-	-	-	-	-	26,000	984,000	-	-
Old Courthouse Owner, LLC[1]	$1,523,829	-	-	-	-	5,557	131,000	1,660,386	57,984	-
PDOFQ2 22 Livingston Side Car, LLC	$3,000,000	-	-	-	-	-	-	3,000,000	-	-
Plymouth Heritage Apts. JV, LLC - Class B [1]	$2,479,000	-	-	(2,501,084)	22,084	-	-	-	-	35,579
RC CID Investors, LLC[2]	$-	2,200,000	-	-	-	-	6,000	2,206,000	-	392,202
Rhino 20 Ledin Investors, LLC[1]	$1,811,000	-	-	-	-	-	1,000	1,812,000	-	199,218
River Mill Self Storage, LLC [1]	$1,800,000	-	-	-	-	-	-	1,800,000	-	135,617
Riverwalk Acquisitions, LLC	$2,129,521	-	-	-	-	(16,219)	-	2,113,302	83,049	-
SP 1001 Music Row Investors, LLC[1]	$2,000,000	-	-	-	-	-	-	2,000,000	-	226,027
Total	$24,390,991	$5,200,000	$-	$(2,501,084)	$(694,916)	$25,577	$(232,000)	$26,188,568	$237,918	$1,119,284

[1]	The Fund has ownership greater than 25% in the underlying entity.
[2]	The issuers weren't affiliated as of March 31, 2025.
[3]	This column represents the change in dividends accrued, accrual adjustments, or yield balance adjustments for equity investments.
[4]	These columns represent the actual dividends received (for equity investments) and the interest income recorded (debt or debt-like investments).